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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: SEPTEMBER 30 2012

Check here if Amendment  [  ]; Amendment Number: _____
  This Amendment (Check only one.):     [X] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Heathbridge Capital Management Ltd
Address:  141 Adelaide Street West, Suite 260
          Toronto, Ontario  M5H 3L5

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Richard M. Tattersall
Title:  Vice-President
Phone:  416 360-3900

Signature, Place, and Date of Signing:

/s/ Richard M. Tattersall  Toronto, Ontario           10-30-12
-------------------------  ------------------------   --------
[Signature]                [City, State]              [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).

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                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:              0
Form 13F Information Table Entry Total:        25

Form 13F Information Table Value Total: $ 249,975

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.

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
SEPTEMBER 30 2012                                             Market Value                                               Voting
                                                                in USD$$                  Shares  Investment   Other    Authority
Securities                      Title of Class    Cusip      Value (x$1000)     Shares    SH/PH   Discretion  Managers    Sole
------------------------------  --------------  ---------  ------------------  ---------  ------  ----------  --------  ---------
AUTOMATIC DATA PROCESSING INC.  COM              53015103  $    14,917,238.00    254,400  SH      SOLE        na          254,400
COMCAST CORP                    CL A            20030N101  $    22,519,528.73    630,305  SH      SOLE        na          630,305
EXXON MOBIL CORP.               COM             30231G102  $       365,800.00      4,000  SH      SOLE        na            4,000
GOLDCORP INC                    COM             380956409  $    11,309,091.19    246,450  SH      SOLE        na          246,450
HUDBAY MINERALS INC.            COM             443628102  $    17,403,974.79  1,768,625  SH      SOLE        na        1,768,625
KANSAS CITY SOUTHERN            COM NEW         485170302  $       348,588.00      4,600  SH      SOLE        na            4,600
MAGNA INTERNATIONAL             COM             559222401  $    17,798,453.43    411,864  SH      SOLE        na          411,864
MANULIFE FINANCIAL CORP.        COM             56501R106  $    15,053,728.27  1,249,650  SH      SOLE        na        1,249,650
MITSUBISHI UFJ FINANCIAL
  GROUP INC ADS                 SPONSORED ADR   606822104  $     5,248,920.00  1,128,800  SH      SOLE        na        1,128,800
PFIZER INC.                     COM             717081103  $       442,330.00     17,800  SH      SOLE        na           17,800
ROCKWELL AUTOMATION INC.        COM             773903109  $     9,938,695.00    143,100  SH      SOLE        na          143,100
ROYAL BANK OF CANADA            COM             780087102  $       688,228.08     11,974  SH      SOLE        na           11,974
SUNCOR ENERGY INC COM           COM             867224107  $    12,946,717.54    393,806  SH      SOLE        na          393,806
SYNGENTA AG-ADR                 SPONSORED ADR   87160A100  $       366,765.00      4,900  SH      SOLE        na            4,900
TELUS CORP - NV                 NON-VTG SHS     87971M202  $    10,865,812.75    173,800  SH      SOLE        na                -
TEXAS INSTRUMENTS INC.          COM             882508104  $    15,215,871.00    552,700  SH      SOLE        na          552,700
THE WALT DISNEY COMPANY         COM DISNEY      254687106  $    12,055,768.00    230,600  SH      SOLE        na          230,600
THOMSON REUTERS CORP.           COM             884903105  $    15,921,064.86    551,075  SH      SOLE        na          551,075
TIM HORTONS INC.                COM             88706M103  $    15,391,686.49    295,950  SH      SOLE        na          295,950
TIME WARNER CABLE INC.          COM             88732J207  $       304,192.00      3,200  SH      SOLE        na            3,200
TORONTO DOMINION BANK           COM NEW         891160509  $    17,917,027.90    214,965  SH      SOLE        na          214,965
TRANSCANADA CORP.               COM             89353D107  $    13,257,812.34    291,500  SH      SOLE        na          291,500
U.S. BANCORP                    COM NEW         902973904  $       325,849.99      9,500  SH      SOLE        na            9,500
WADDELL & REED FINANCIAL        CL A            930059100  $       396,517.00     12,100  SH      SOLE        na           12,100
WELLS FARGO CORP                COM             949746101  $    18,975,167.31    549,827  SH      SOLE        na          549,827

25

                                                           $   249,974,827.65

                                                           $       249,975.00
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